Financial Instruments - Summary of Credit Quality of Financial Assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 626,180	S/ 606,950	S/ 554,002	S/ 818,402
Financial assets neither past due nor impaired [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	606,914	593,075
Financial assets neither past due nor impaired [member] | Banco de Crdito del Per [Member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	224,834	147,759
Financial assets neither past due nor impaired [member] | Banco Continental [member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	100,882	136,805
Financial assets neither past due nor impaired [member] | Banco Scotiabank [Member] | A + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	71,608	121,480
Financial assets neither past due nor impaired [member] | Citibank [Member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	110,846	105,812
Financial assets neither past due nor impaired [member] | Banco de la Nacion [Member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	17,776	30,007
Financial assets neither past due nor impaired [member] | Banco Santander-Peru [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		17,480
Financial assets neither past due nor impaired [member] | Banco Interbank [Member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	14,937	6,344
Financial assets neither past due nor impaired [member] | Banco de Chile [Member] | AAA [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	4,337	4,822
Financial assets neither past due nor impaired [member] | Banco Interamericano de Finanzas [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	5,551	4,035
Financial assets neither past due nor impaired [member] | Banco Bogota [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	25,609	3,756
Financial assets neither past due nor impaired [member] | Larrain Vial de Chile [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		3,514
Financial assets neither past due nor impaired [member] | Banco GNB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,334	2,080
Financial assets neither past due nor impaired [member] | Banco Santander Chile [member] | AAA [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	22,041	1,941
Financial assets neither past due nor impaired [member] | Scotiabank chile S A [member] | AAA [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	3	1,117
Financial assets neither past due nor impaired [member] | Banco de Crdito e Inversiones-Chile [member] | AA + [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,105	937
Financial assets neither past due nor impaired [member] | Banco Scotiabank de Guyana [member] | A- [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	116	125
Financial assets neither past due nor impaired [member] | Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	S/ 5,935	S/ 5,061